Organization and Business (Tables) (Predecessor)	9 Months Ended
Sep. 30, 2013
Predecessor
Organization and Business
Statement of Operations

The following is a summary of the Predecessor Statement of Operations for the period from July 1, 2013 through July 23, 2013, and for the period from January1, 2013 through July 23, 2013 (in thousands).

	July 1, 2013 through July 23, 2013	January 1, 2013 through July 23, 2013

Revenues:
Rental revenues	$476	$5,508
Expense recoveries	168	1,769
Other revenues	1	6
Total revenues	645	7,283
Expenses:
Management fees	—	475
General and administrative	27	249
Operating expenses	225	2,673
Depreciation and amortization	196	2,173
Total expenses	448	5,570
Operating income	197	1,713
Interest expense	191	2,479
Change in fair value of derivatives, net	—	(190)
Net income/(loss)	$6	$(576)